Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.4%
Apparel — 0.7%
On Holding AG, Class A*	19,845	$702,116
Auto Parts & Equipment — 0.1%
QuantumScape Corp.*	16,158	101,634
Banks — 1.1%
Walker & Dunlop, Inc.	11,368	1,148,850
Biotechnology — 5.7%
89bio, Inc.*	21,472	249,934
Amicus Therapeutics, Inc.*	31,707	373,508
Biohaven Ltd.*	17,905	979,224
Bridgebio Pharma, Inc.*	8,016	247,855
Crinetics Pharmaceuticals, Inc.*	5,996	280,673
Edgewise Therapeutics, Inc.*	6,245	113,909
Ideaya Biosciences, Inc.*	15,081	661,754
Insmed, Inc.*	12,907	350,167
Ligand Pharmaceuticals, Inc.*	8,469	619,084
NeoGenomics, Inc.*	34,325	539,589
PTC Therapeutics, Inc.*	9,808	285,315
REVOLUTION Medicines, Inc.*	14,897	480,130
Rocket Pharmaceuticals, Inc.*	7,423	199,976
Sarepta Therapeutics, Inc.*	3,367	435,892
Structure Therapeutics, Inc., ADR*	3,357	143,881
		5,960,891
Building Materials — 2.4%
SPX Technologies, Inc.*	8,744	1,076,649
Summit Materials, Inc., Class A*	32,983	1,470,052
		2,546,701
Chemicals — 1.4%
Sensient Technologies Corp.	21,729	1,503,429
Commercial Services — 11.5%
Alight, Inc., Class A*	163,423	1,609,717
Clarivate PLC*	116,351	864,488
Euronet Worldwide, Inc.*	12,220	1,343,345
Paylocity Holding Corp.*	6,670	1,146,306
Rentokil Initial PLC, ADR	66,586	2,007,568
Shift4 Payments, Inc., Class A*	14,962	988,539
Stride, Inc.*	28,080	1,770,444
TriNet Group, Inc.	7,876	1,043,491
WEX, Inc.*	5,370	1,275,536
		12,049,434
Computers — 2.6%
CACI International, Inc., Class A*	1,664	630,373
Maximus, Inc.	13,582	1,139,530
WNS Holdings Ltd.*	18,752	947,538
		2,717,441
Distribution & Wholesale — 1.9%
Core & Main, Inc., Class A*	35,474	2,030,886
Diversified Financial Services — 3.1%
Cboe Global Markets, Inc.	8,860	1,627,848
	Number of Shares	Value†

Diversified Financial Services — (continued)
LPL Financial Holdings, Inc.	6,266	$1,655,477
		3,283,325
Electric — 0.6%
NRG Energy, Inc.	8,864	600,004
Electrical Components & Equipment — 1.7%
EnerSys	12,601	1,190,290
Novanta, Inc.*	3,571	624,104
		1,814,394
Electronics — 5.2%
Brady Corp., Class A	8,937	529,785
Camtek Ltd.*	6,591	552,128
Itron, Inc.*	5,386	498,313
Mirion Technologies, Inc.*	114,816	1,305,458
Napco Security Technologies, Inc.	24,083	967,173
OSI Systems, Inc.*	10,811	1,544,027
		5,396,884
Entertainment — 0.2%
Manchester United PLC, Class A*	17,100	238,716
Environmental Control — 1.8%
CECO Environmental Corp.*	20,495	471,795
Clean Harbors, Inc.*	4,141	833,625
Montrose Environmental Group, Inc.*	13,466	527,463
		1,832,883
Food — 0.8%
Premium Brands Holdings Corp.	12,780	834,986
Hand & Machine Tools — 0.5%
MSA Safety, Inc.	2,779	537,987
Healthcare Products — 9.2%
Alphatec Holdings, Inc.*	33,024	455,401
Bio-Techne Corp.	6,984	491,604
Bruker Corp.	8,399	789,002
Glaukos Corp.*	13,226	1,247,080
Globus Medical, Inc., Class A*	24,919	1,336,655
ICU Medical, Inc.*	7,925	850,511
Lantheus Holdings, Inc.*	12,745	793,249
Neogen Corp.*	34,802	549,176
OmniAb, Inc.*	71,447	387,243
Paragon 28, Inc.*	28,601	353,222
Shockwave Medical, Inc.*	1,238	403,130
Soleno Therapeutics, Inc.*	7,524	322,027
STERIS PLC	5,548	1,247,301
Tandem Diabetes Care, Inc.*	9,693	343,229
		9,568,830
Healthcare Services — 2.1%
Catalent, Inc.*	18,334	1,034,954
HealthEquity, Inc.*	9,595	783,240
P3 Health Partners, Inc.*	27,442	28,265
Sotera Health Co.*	25,512	306,399
		2,152,858

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — 0.4%
Thor Industries, Inc.	3,967	$465,488
Home Furnishings — 0.5%
The Lovesac Co.*	22,968	519,077
Insurance — 1.0%
RLI Corp.	7,110	1,055,622
Internet — 0.9%
Ziff Davis, Inc.*	15,304	964,764
Machinery — Diversified — 5.6%
ATS Corp.*	34,428	1,158,487
CSW Industrials, Inc.	7,388	1,733,225
Gates Industrial Corp. PLC*	50,893	901,315
Kornit Digital Ltd.*	23,461	425,113
Nordson Corp.	1,742	478,249
Zurn Elkay Water Solutions Corp.	35,099	1,174,763
		5,871,152
Miscellaneous Manufacturing — 2.4%
Carlisle Cos., Inc.	3,174	1,243,732
ITT, Inc.	8,917	1,212,979
		2,456,711
Oil & Gas — 1.7%
California Resources Corp.	8,170	450,167
Magnolia Oil & Gas Corp., Class A	50,283	1,304,844
		1,755,011
Oil & Gas Services — 0.8%
ChampionX Corp.	22,131	794,282
Packaging and Containers — 2.3%
Crown Holdings, Inc.	21,803	1,728,106
Gerresheimer AG	5,688	640,310
		2,368,416
Pharmaceuticals — 5.9%
Ascendis Pharma A/S, ADR*	4,917	743,303
Avadel Pharmaceuticals PLC, ADR*	42,258	713,738
BellRing Brands, Inc.*	20,603	1,216,195
Madrigal Pharmaceuticals, Inc.*	4,443	1,186,459
Mirum Pharmaceuticals, Inc.*	10,349	259,967
Neurocrine Biosciences, Inc.*	2,496	344,248
Vaxcyte, Inc.*	21,042	1,437,379
Verona Pharma PLC, ADR*	16,749	269,491
		6,170,780
Retail — 1.9%
Casey's General Stores, Inc.	3,254	1,036,236
Williams-Sonoma, Inc.	3,154	1,001,490
		2,037,726
Semiconductors — 3.2%
Entegris, Inc.	5,515	775,078
MACOM Technology Solutions Holdings, Inc.*	7,492	716,535
ON Semiconductor Corp.*	21,333	1,569,042
	Number of Shares	Value†

Semiconductors — (continued)
Wolfspeed, Inc.*	9,788	$288,746
		3,349,401
Software — 13.8%
Aspen Technology, Inc.*	2,378	507,180
Asure Software, Inc.*	56,221	437,399
AvidXchange Holdings, Inc.*	75,255	989,603
Blackbaud, Inc.*	21,934	1,626,187
Broadridge Financial Solutions, Inc.	8,176	1,674,935
Consensus Cloud Solutions, Inc.*	15,674	248,590
CoreCard Corp.*	5,746	63,493
Doximity, Inc., Class A*	14,947	402,224
Dynatrace, Inc.*	24,262	1,126,727
Enfusion, Inc., Class A*	51,230	473,878
Envestnet, Inc.*	8,258	478,221
Oddity Tech Ltd., Class A*	13,687	594,700
PagerDuty, Inc.*	40,042	908,153
PDF Solutions, Inc.*	17,615	593,097
SS&C Technologies Holdings, Inc.	35,565	2,289,319
The Descartes Systems Group, Inc.*	22,084	2,020,012
		14,433,718
Telecommunications — 2.5%
AST SpaceMobile, Inc.*	41,073	119,112
Nice Ltd., ADR*	9,458	2,464,944
		2,584,056
Transportation — 1.9%
CryoPort, Inc.*	26,334	466,112
Saia, Inc.*	2,659	1,555,515
		2,021,627
TOTAL COMMON STOCKS (Cost $68,927,358)		101,870,080

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $420,139)	7,405	884,231

RIGHTS — 0.0%
OmniAb, Inc.*	3,339	12,210
OmniAb, Inc.*	3,339	10,659
TOTAL RIGHTS (Cost $8,726)		22,869

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Growth Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $1,994,417)	1,994,417	$1,994,417
TOTAL INVESTMENTS — 100.2% (Cost $71,350,640)		$104,771,597
Other Assets & Liabilities — (0.2)%		(199,327)
TOTAL NET ASSETS — 100.0%		$104,572,270

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 3/31/2024††
United States	85%
Israel	4
Canada	4
United Kingdom	3
India	1
Denmark	1
Ireland	1
Other	1
Total	100%
††	% of total investments as of March 31, 2024.
3